Note 22 - Non-current Allowances and Provisions	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of non-current allowances and provisions [text block]
22	Non-current allowances and provisions

(i)	Deducted from non-current receivables

	Year ended December 31,
	2019	2018

Values at the beginning of the year	-	(641)
Translation differences	-	110
Used	-	531
Values at the end of the year	-	-

(ii)	Liabilities

	Year ended December 31,
	2019	2018
Values at the beginning of the year	36,089	36,438
Translation differences	(1,571)	(5,261)
Additional provisions	19,904	14,397
Reclassifications	5,641	(2,406)
Used	(5,464)	(7,079)
Values at the end of the year	54,599	36,089